Warrants - Summary of Tabular Form of Warrant Liability (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant Liability [Line Items]
Total	$ 26	$ 20	$ 247
Private Warrants
Warrant Liability [Line Items]
Total	$ 26	$ 20	$ 247